Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended		49 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
DGI Balanced Fund | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGI Balanced Fund - Class A
Average Annual Return, Percent	8.55%	10.76%
DGI Balanced Fund | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGI Balanced Fund - Class C
Average Annual Return, Percent	7.69%	9.95%
DGI Balanced Fund | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGI Balanced Fund - Class I
Average Annual Return, Percent	8.76%	11.03%
DGI Balanced Fund | Class NT
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Balanced Fund - Class NT
Average Annual Return, Percent	8.76%				2.46%
DGI Balanced Fund | Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Balanced Fund - Class P
Average Annual Return, Percent	8.76%				2.46%
DGI Balanced Fund | Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Balanced Fund - Class T
Average Annual Return, Percent	8.76%				2.46%
DGI Balanced Fund | Class A | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	10.72%	14.04%
DGI Balanced Fund | Class C | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	10.72%	14.04%
DGI Balanced Fund | Class I | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name			DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	10.72%	14.04%
DGI Balanced Fund | Class NT | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	10.72%				5.74%
DGI Balanced Fund | Class P | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	10.72%				5.74%
DGI Balanced Fund | Class T | DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name				DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	10.72%				5.74%
DGI Balanced Fund | Class A | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	4.86%
DGI Balanced Fund | Class A | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	15.16%	23.58%
DGI Balanced Fund | Class C | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	4.86%
DGI Balanced Fund | Class C | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	15.16%	23.58%
DGI Balanced Fund | Class I | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%	4.86%
DGI Balanced Fund | Class I | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	15.16%	23.58%
DGI Balanced Fund | Class NT | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%				(0.55%)
DGI Balanced Fund | Class NT | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%				11.93%
DGI Balanced Fund | Class P | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%				(0.55%)
DGI Balanced Fund | Class P | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%				11.93%
DGI Balanced Fund | Class T | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.08%				(0.55%)
DGI Balanced Fund | Class T | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500 Index
Average Annual Return, Percent	15.16%				11.93%